Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) - Senior Secured Convertible Notes Payable (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) - Senior Secured Convertible Notes Payable [Line Items]
Convertible Notes, gross	$ 3,087,667	$ 1,597,833	$ 1,762,833
Less Valuation Discount	(2,080,795)	(844,577)	(1,402,030)
Convertible Notes Payable, net	1,006,872	753,256	360,803
2010 Convertible Notes [Member]
Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) - Senior Secured Convertible Notes Payable [Line Items]
Convertible Notes, gross	427,500	427,500	427,500
Less Valuation Discount		(37,375)
2012 Convertible Notes [Member]
Note 3 - 2.5% Senior Secured Convertible Notes Payable (Details) - Senior Secured Convertible Notes Payable [Line Items]
Convertible Notes, gross	753,667	1,170,333	1,335,333
Less Valuation Discount	$ (419,405)	$ (807,202)